Stock Options and Warrants (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding			137,000
Weighted Average Exercise Price, Outstanding			$ 9.70
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding	105,000	137,000	186,000
Number of shares, granted			15,000
Number of Shares, Exercised
Number of Shares, Cancelled	(47,000)	(32,000)	(64,000)
Number of Shares, Forfeited
Number of Shares, Outstanding	58,000	105,000	137,000
Number of Shares, Exercised	58,000	105,000
Weighted Average Exercise Price, Outstanding	$ 11.03	$ 9.70	$ 10.60
Weighted Average Exercise Price, Granted			$ 10.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled	$ 10.31	$ 10.06	$ 10.05
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding	$ 11.62	$ 11.03	$ 9.70
Weighted Average Exercise Price, Exercisable	$ 11.62	$ 11.03
Weighted Average Remaining Contractual Term Outstanding	2 years 7 months 6 days
Weighted Average Remaining Contractual Term Outstanding	3 years 2 months 12 days	2 years 7 months 6 days	1 year 11 months 9 days
Weighted Average Remaining Contractual Term Outstanding Exercisable	3 years 2 months 12 days
Aggregate Intrinsic Value Outstanding
Aggregate Intrinsic Vallue Exercisable
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding	19,556,983	2,007,083	7,033,392
Number of shares, granted	1,483,000	17,639,700	665,150
Number of Shares, Exercised		(65,050)	(1,282,940)
Number of Shares, Cancelled		(24,750)	(3,923,518)
Number of Shares, Forfeited			(425,000)
Number of Shares, Outstanding	21,039,983	19,556,983	2,007,083
Number of Shares, Exercised	21,039,983	19,556,983
Weighted Average Exercise Price, Outstanding	$ 3.60	$ 13.90	$ 13.60
Weighted Average Exercise Price, Granted	$ 2.50	$ 0.40	$ 9.55
Weighted Average Exercise Price, Exercised		$ 13.26	$ 4.50
Weighted Average Exercise Price, Cancelled		$ 5.56	$ 15.50
Weighted Average Exercise Price, Forfeited			$ 15.20
Weighted Average Exercise Price, Outstanding	$ 3.02	$ 3.60	$ 13.90
Weighted Average Exercise Price, Exercisable	$ 3.02	$ 3.60
Weighted Average Remaining Contractual Term Outstanding	4 years 8 months 12 days
Weighted Average Remaining Contractual Term Outstanding	4 years 6 months	2 years 7 months 6 days	14 years
Weighted Average Remaining Contractual Term Outstanding Exercisable	4 years 6 months
Aggregate Intrinsic Value Outstanding
Aggregate Intrinsic Vallue Exercisable